Long-term debt - Summary (Details) R in Millions, $ in Millions	Jun. 30, 2026 ZAR (R)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 ZAR (R)	Jun. 30, 2024 ZAR (R)
Long-term debt
Total long-term debt	R 92,374		R 102,645	R 117,031
Short-term portion	(24,500)		(14,091)
Long-term debt	67,874		R 88,554
US Dollar Bond September 2026
Long-term debt
Short-term portion	(10,700)	$ (650)
Commercial paper
Long-term debt
Short-term portion	R (1,200)
US Dollar Convertible Bond, November 2027
Long-term debt
Short-term portion | $		$ (750)